Net Earnings (Loss) per Share - Additional Information (Detail) - shares	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Stock Options and Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share	140,341	129,450	86,491
Participating Securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of earnings per share		2,163,190